DEBT - Maturities (Details) - Non-revolving line of credit	Jun. 30, 2022 USD ($)
Line of Credit Facility [Line Items]
2024	$ 6,222,986
Debt, related and non related party	6,222,986
Less: Debt discount	(2,703,676)
Total debt, related and non related party, net	$ 3,519,310